Other Provisions (Details) - Schedule of account movement in other provisions - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Provisions (Details) - Schedule of account movement in other provisions [Line Items]
Beginning balance	S/ 387,993	S/ 282,495	S/ 109,608
Ending balance	484,326	387,993	282,495
Additions	100,429	127,015	228,719
Present value	29,407	5,786
Reversals of provisions	(15,984)	(33,264)	(7,471)
Transfers	883	1,540
Reclasification
Compensation	(8,541)	4,106	(45,940)
Desconsolidation of subsidiary	(1,657)
Payments	(27,964)	(9,051)	(2,178)
Translation adjustments / Exchange difference	19,760	9,366	(243)
Legal claims [Member]
Other Provisions (Details) - Schedule of account movement in other provisions [Line Items]
Beginning balance	326,868	221,592	81,052
Ending balance	364,385	326,868	221,592
Additions	59,109	121,404	190,610
Present value	19,627	3,604
Reversals of provisions	(13,027)	(30,806)	(3,122)
Transfers	466	1,540
Reclasification	(3,335)
Compensation	(8,541)	4,106	(45,940)
Desconsolidation of subsidiary	(1,657)
Payments	(26,863)	(3,938)	(914)
Translation adjustments / Exchange difference	11,738	9,366	(94)
Tax claims [Member]
Other Provisions (Details) - Schedule of account movement in other provisions [Line Items]
Beginning balance	8,176	10,787	3,676
Ending balance	37,466	8,176	10,787
Additions	30,505	3,161	7,111
Present value
Reversals of provisions		(2,458)
Transfers	(299)
Reclasification
Compensation
Desconsolidation of subsidiary
Payments	(916)	(3,314)
Translation adjustments / Exchange difference
Contingent liabilities resulting from acquisitions [Member]
Other Provisions (Details) - Schedule of account movement in other provisions [Line Items]
Beginning balance			4,498
Ending balance
Additions
Present value
Reversals of provisions			(4,349)
Transfers
Reclasification
Compensation
Desconsolidation of subsidiary
Payments
Translation adjustments / Exchange difference			(149)
Provision for well closure [Member]
Other Provisions (Details) - Schedule of account movement in other provisions [Line Items]
Beginning balance	52,949	50,116	20,382
Ending balance	82,475	52,949	50,116
Additions	10,815	2,450	30,998
Present value	9,780	2,182
Reversals of provisions	(2,957)
Transfers	716
Reclasification	3,335
Compensation
Desconsolidation of subsidiary
Payments	(185)	(1,799)	(1,264)
Translation adjustments / Exchange difference	S/ 8,022